Asset retirement obligation (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement [Line Items]
Provision for decommissioning, restoration and rehabilitation costs, undiscounted cash flow	$ 45,500	$ 35,000
Asset retirement provisions	$ 30,790	$ 25,374	$ 18,741
Discount rate applied to cash flow projections	2.49%	2.62%
Inflation rate applied	1.70%	1.77%